Property, Plant and Equipment Depreciation, Depletion, Amortization and Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Depreciation	$ 2,018		$ 1,795		$ 1,493
Depletion	87,230		88,413		65,380
Proved Oil and Gas Properties [Member]
Impairment of Long-Lived Assets Held-for-use	207,085	[1]	38,943	[1]	11,239	[1]
Unproved Oil and Gas Property or Major Project [Domain]
Impairment of Long-Lived Assets Held-for-use	$ 7,201	[2]	$ 785	[2]	$ 489	[2]

[1]	During the year ended December 31, 2013, the Partnership incurred impairment charges related primarily to certain proved properties, primarily in the Cana Shale in the Mid-Continent region and the Permian region, due to lower reserve forecasts. During the year ended December 31, 2012, the Partnership incurred impairment charges related to its proved properties in the Barnett Shale, East Texas and Permian regions that experienced reduced cash flows resulting from lower natural gas prices and continuing high operating costs associated with gas compression. During the year ended December 31, 2011, the Partnership incurred impairment charges related to certain proved properties in the Jourdanton field in South Texas, which included plans for five future drilling locations that the Partnership has determined not to pursue due to the current natural gas price environment.
[2]	During the year ended December 31, 2013, the Partnership incurred impairment charges related to certain leaseholds in the Mid-Continent regions that we expect to expire undrilled in 2014. During the year ended December 31, 2012, the Partnership incurred impairment charges related to certain unproved property leaseholds expected to expire undrilled in 2013. During the year ended December 31, 2011, the Partnership incurred impairment charges related to certain drilling locations in its unproved properties which the Partnership no longer intends to develop based on the performance of offsetting wells.